Other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Input value-added tax recoverable	388,473	440,856
Income tax recoverable	57,741	43,781
Value-added tax refund from export sales	191,138	238,720
Prepaid input VAT & customs duty for import machinery and materials	2,096	26,803
Prepaid expenses	17,502	15,284
Prepayment for application of land use right	43,010	29,140
Foreign exchange forward contract instruments	79	23,351
Deferred issuance cost	10,873
Accounts receivable recovery from insurance companies	17,313
Deposit receivable	18,759
Others	60,682	42,201
Other current assets	807,666	860,136